UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.6%
	BASIC MATERIALS – 2.2%
16,140	Dominion Diamond Corp.[1]	$169,308
9,724	Dow Chemical Co.	472,684
3,998	PPG Industries, Inc.	385,927
		1,027,919
	COMMUNICATIONS – 14.4%
899	Alphabet, Inc. - Class A*	644,781
632	Alphabet, Inc. - Class C*	440,991
13,130	AT&T, Inc.	485,153
14,808	CalAmp Corp.*	270,690
25,370	Cisco Systems, Inc.	664,187
14,561	eBay, Inc.*	346,552
10,662	Facebook, Inc. - Class A*	1,139,981
10,218	NICE-Systems Ltd. - ADR[1]	612,262
6,960	Time Warner, Inc.	460,752
15,647	Verizon Communications, Inc.	793,772
7,848	Walt Disney Co.	749,641
		6,608,762
	CONSUMER, CYCLICAL – 12.5%
988	Churchill Downs, Inc.	133,993
6,123	CVS Health Corp.	594,972
4,196	Foot Locker, Inc.	262,250
24,482	General Motors Co.	720,750
9,576	Home Depot, Inc.	1,188,573
5,760	Macy's, Inc.	248,890
10,780	NIKE, Inc. - Class B	663,940
15,965	Starbucks Corp.	929,323
5,183	Target Corp.	406,606
6,664	United Continental Holdings, Inc.*	381,581
1,284	Vail Resorts, Inc.	163,594
		5,694,472
	CONSUMER, NON-CYCLICAL – 25.4%
3,998	Amgen, Inc.	568,835
5,627	Campbell Soup Co.	347,467
5,677	Emergent BioSolutions, Inc.*	192,053
6,269	General Mills, Inc.	368,931
4,196	Gilead Sciences, Inc.	366,101
6,318	Hershey Co.	574,243
8,095	Johnson & Johnson	851,675
29,714	Kroger Co.	1,185,886
7,473	Laboratory Corp. of America Holdings*	820,834
1,432	McKesson Corp.	222,848
9,033	Medtronic PLC[1]	699,064

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
8,836	Mylan N.V.* 1	$398,238
4,393	PayPal Holdings, Inc.*	167,549
9,625	PepsiCo, Inc.	941,517
22,162	Pfizer, Inc.	657,547
8,984	Pinnacle Foods, Inc.	388,019
7,503	Prestige Brands Holdings, Inc.*	366,897
6,220	Procter & Gamble Co.	499,404
14,166	Sabre Corp.	384,607
11,303	ServiceMaster Global Holdings, Inc.*	428,723
5,430	St. Jude Medical, Inc.	291,537
9,510	Tyson Foods, Inc. - Class A	615,772
2,567	Universal Health Services, Inc. - Class B	283,320
		11,621,067
	ENERGY – 4.2%
8,342	Chevron Corp.	696,056
11,550	Exxon Mobil Corp.	925,733
7,009	Royal Dutch Shell PLC - Class B - ADR[1]	320,381
		1,942,170
	FINANCIAL – 14.0%
24,729	Ares Capital Corp.	337,798
1,975	BlackRock, Inc.	616,121
10,415	East West Bancorp, Inc.	312,138
15,795	Hartford Financial Services Group, Inc.	665,285
15,400	Hospitality Properties Trust - REIT	373,912
1,753	Intercontinental Exchange, Inc.	418,020
2,765	Jones Lang LaSalle, Inc.	282,224
13,278	JPMorgan Chase & Co.	747,551
8,687	Marsh & McLennan Cos., Inc.	495,593
4,936	Old Republic International Corp.	87,861
26,209	Senior Housing Properties Trust - REIT	409,123
1,580	SVB Financial Group*	140,383
4,838	Travelers Cos., Inc.	520,182
12,735	Wells Fargo & Co.	597,526
6,466	Welltower, Inc. - REIT	412,401
		6,416,118
	INDUSTRIAL – 10.1%
6,565	A.O. Smith Corp.	462,045
2,765	FEI Co.	224,629
10,464	Fluor Corp.	481,763
10,612	Granite Construction, Inc.	439,867
8,391	Honeywell International, Inc.	850,428
3,702	Middleby Corp.*	342,805

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
4,838	National Instruments Corp.	$139,576
3,604	Raytheon Co.	446,356
11,303	Republic Services, Inc.	516,547
2,518	Snap-on, Inc.	364,279
4,739	Wabtec Corp.	334,573
		4,602,868
	TECHNOLOGY – 11.6%
4,640	Apple, Inc.	448,642
11,057	EMC Corp.	288,919
3,209	ExlService Holdings, Inc.*	151,112
3,307	Fiserv, Inc.*	316,248
15,746	Fortinet, Inc.*	447,186
20,138	Genpact Ltd.* 1	532,247
23,051	Intel Corp.	682,079
6,417	Lam Research Corp.	470,366
13,253	Microchip Technology, Inc.	589,626
12,587	Microsoft Corp.	640,427
8,095	Paychex, Inc.	416,002
6,466	Proofpoint, Inc.*	302,868
		5,285,722
	UTILITIES – 5.2%
10,218	American Electric Power Co., Inc.	630,961
7,750	American States Water Co.	328,678
20,237	California Water Service Group	500,259
11,155	NiSource, Inc.	239,609
11,748	PG&E Corp.	666,464
		2,365,971
	TOTAL COMMON STOCKS (Cost $41,353,817)	45,565,069

Principal Amount
	SHORT-TERM INVESTMENTS – 0.4%
$181,158	UMB Money Market Fiduciary, 0.01%[2]	181,158

	TOTAL SHORT-TERM INVESTMENTS (Cost $181,158)	181,158

	TOTAL INVESTMENTS – 100.0% (Cost $41,534,975)	45,746,227
	Liabilities in Excess of Other Assets – 0.0%	(8,271)

	TOTAL NET ASSETS – 100.0%	$45,737,956

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	BASIC MATERIALS – 1.0%
19,121	Ferroglobe PLC[1,2]	$150,291
309	International Paper Co.	11,031
4,134	OMNOVA Solutions, Inc.*	21,662
1,625	Steel Dynamics, Inc.	29,559
		212,543
	COMMUNICATIONS – 8.4%
14,157	Bankrate, Inc.* 2	108,443
8,990	Ciena Corp.* 2	184,295
8,511	Comtech Telecommunications Corp.[2]	174,901
21,721	DHI Group, Inc.* 2	168,989
8,063	EarthLink Holdings Corp.[2]	45,475
10,794	Gannett Co., Inc.	164,717
9,619	Houghton Mifflin Harcourt Co.* 2	180,933
4,379	Infoblox, Inc.*	67,787
4,600	Plantronics, Inc.[2]	172,500
8,168	Rightside Group Ltd.*	69,755
13,200	RigNet, Inc.* 2	174,240
1,826	Shenandoah Telecommunications Co.	44,116
8,551	ShoreTel, Inc.*	63,192
1,855	Viacom, Inc. - Class B2	68,357
7,275	Windstream Holdings, Inc.	54,708
		1,742,408
	CONSUMER, CYCLICAL – 18.6%
7,030	Allison Transmission Holdings, Inc.[2]	166,470
1,828	Asbury Automotive Group, Inc.*	106,755
3,415	AutoNation, Inc.*	175,770
5,481	CalAtlantic Group, Inc.[2]	166,294
15,879	Chico's FAS, Inc.[2]	202,616
15,829	ClubCorp Holdings, Inc.[2]	210,051
773	Core-Mark Holding Co., Inc.	56,916
17,282	Crocs, Inc.* 2	169,191
1,211	DR Horton, Inc.	32,358
5,672	Essendant, Inc.[2]	167,154
5,232	GNC Holdings, Inc. - Class A2	149,007
2,938	Group 1 Automotive, Inc.[2]	163,823
1,568	Home Depot, Inc.[2]	194,620
5,678	Ingram Micro, Inc. - Class A2	203,272
10,051	Interface, Inc.[2]	159,811
13,616	Isle of Capri Casinos, Inc.* 2	154,542
2,472	Lowe's Cos., Inc.[2]	166,934
9,931	Navistar International Corp.*	83,520
3,288	Papa John's International, Inc.[2]	191,197

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
5,083	Penske Automotive Group, Inc.[2]	$191,731
4,653	Scientific Games Corp. - Class A* 2	39,597
1,100	Scotts Miracle-Gro Co. - Class A	75,922
10,699	SkyWest, Inc.[2]	193,117
19,235	Titan Machinery, Inc.*	183,117
1,167	Tupperware Brands Corp.[2]	58,303
2,380	Yum! Brands, Inc.[2]	172,479
		3,834,567
	CONSUMER, NON-CYCLICAL – 19.1%
11,679	Aduro Biotech, Inc.* 2	170,046
4,496	Aegerion Pharmaceuticals, Inc.*	25,357
638	Aetna, Inc.	69,306
643	AmerisourceBergen Corp.[2]	55,697
389	Anthem, Inc.	50,838
2,194	Aramark	68,936
6,849	ARC Document Solutions, Inc.* 2	23,972
1,412	Archer-Daniels-Midland Co.[2]	49,364
6,180	Avis Budget Group, Inc.* 2	158,455
3,088	Central Garden & Pet Co.*	43,016
1,683	CONMED Corp.[2]	66,882
5,593	Cytokinetics, Inc.*	35,236
17,003	Epizyme, Inc.* 2	149,456
2,565	Forrester Research, Inc.[2]	79,823
4,138	Franklin Covey Co.*	71,463
1,210	Global Payments, Inc.	73,750
2,555	Health Net, Inc.* 2	158,972
4,610	HeartWare International, Inc.* 2	147,336
7,000	Hertz Global Holdings, Inc.*	59,500
4,823	Hologic, Inc.* 2	167,021
1,782	Hormel Foods Corp.	75,753
984	Humana, Inc.	174,139
12,005	ImmunoGen, Inc.*	87,396
4,800	Infinity Pharmaceuticals, Inc.* 2	27,744
4,589	Ingles Markets, Inc. - Class A2	154,787
4,788	Ionis Pharmaceuticals, Inc.* 2	165,473
8,858	K12, Inc.*	86,720
817	ManpowerGroup, Inc.[2]	63,269
1,047	McKesson Corp.[2]	162,934
5,368	Medivation, Inc.* 2	192,013
875	Molina Healthcare, Inc.* 2	54,285
572	Nutrisystem, Inc.	11,640
2,616	Rent-A-Center, Inc.	33,406
7,152	Service Corp. International[2]	168,215

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,585	SP Plus Corp.* 2	$64,547
6,437	Tenet Healthcare Corp.*	159,766
1,353	Total System Services, Inc.	58,964
2,094	Travelport Worldwide Ltd.[1]	27,180
3,563	United Natural Foods, Inc.*	109,954
14,295	Weight Watchers International, Inc.* 2	168,252
1,972	WellCare Health Plans, Inc.* 2	177,224
		3,948,087
	ENERGY – 3.4%
4,476	Apache Corp.[2]	171,341
8,174	Continental Resources, Inc.* 2	189,474
1,101	Murphy USA, Inc.*	70,123
2,335	Schlumberger Ltd.[1,2]	167,466
4,361	Superior Energy Services, Inc.	44,831
4,062	Viper Energy Partners LP2	60,483
		703,718
	FINANCIAL – 20.2%
4,331	Ally Financial, Inc.* 2	76,139
1,978	Ameriprise Financial, Inc.	166,053
6,161	Ares Management LP	73,316
910	Assurant, Inc.	64,701
13,200	Bank of America Corp.[2]	165,264
4,462	BBCN Bancorp, Inc.	63,851
16,098	CBL & Associates Properties, Inc. - REIT	185,610
19,571	DiamondRock Hospitality Co. - REIT[2]	174,182
2,056	Discover Financial Services	95,440
1,391	East West Bancorp, Inc.	41,688
582	Equinix, Inc. - REIT[2]	176,748
1,980	Extra Space Storage, Inc. - REIT[2]	162,657
3,519	First Busey Corp.	66,685
8,023	First Industrial Realty Trust, Inc. - REIT[2]	172,655
2,854	FS Investment Corp.	24,116
1,950	Hospitality Properties Trust - REIT[2]	47,346
11,340	Host Hotels & Resorts, Inc. - REIT[2]	173,615
946	JPMorgan Chase & Co.	53,260
6,015	KCG Holdings, Inc. - Class A*	63,579
3,112	Lamar Advertising Co. - Class A - REIT[2]	177,789
8,864	Mack-Cali Realty Corp. - REIT[2]	176,394
1,898	MasterCard, Inc. - Class A2	164,974
3,135	Navient Corp.	33,952
247	Northern Trust Corp.	14,667
3,889	Old Republic International Corp.	69,224

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,347	Phoenix Cos., Inc.*	$160,404
671	Public Storage - REIT[2]	167,408
5,518	Realogy Holdings Corp.*	176,410
8,824	RLJ Lodging Trust - REIT	185,039
873	Simon Property Group, Inc. - REIT[2]	165,634
2,943	State Street Corp.[2]	161,218
2,361	Taubman Centers, Inc. - REIT[2]	167,206
2,195	Texas Capital Bancshares, Inc.*	70,964
2,040	UDR, Inc. - REIT[2]	70,033
3,422	Wells Fargo & Co.	160,560
		4,168,781
	INDUSTRIAL – 15.4%
1,445	AECOM* 2	39,680
7,321	Altra Industrial Motion Corp.[2]	177,974
4,038	Applied Industrial Technologies, Inc.[2]	155,463
8,191	ArcBest Corp.	160,298
4,035	Avnet, Inc.[2]	166,040
248	C.H. Robinson Worldwide, Inc.[2]	17,318
4,195	Covanta Holding Corp.	58,436
1,627	Crane Co.	79,804
5,058	Ducommun, Inc.*	72,734
3,936	DXP Enterprises, Inc.*	53,490
3,651	EMCOR Group, Inc.[2]	167,471
16,198	General Cable Corp.[2]	139,141
6,667	Gorman-Rupp Co.[2]	168,408
5,440	Harsco Corp.	20,618
2,419	Hub Group, Inc. - Class A*	89,310
549	Huntington Ingalls Industries, Inc.	71,952
9,296	Kennametal, Inc.[2]	187,129
2,618	Landstar System, Inc.	154,986
2,282	Masco Corp.[2]	64,352
1,996	Methode Electronics, Inc.	57,026
3,940	Moog, Inc. - Class A* 2	170,129
3,584	MYR Group, Inc.* 2	80,389
4,522	Nortek, Inc.*	186,442
16,382	Olympic Steel, Inc.	175,615
11,792	Owens-Illinois, Inc.* 2	176,408
4,934	Park Electrochemical Corp.	70,211
597	United Parcel Service, Inc. - Class B2	57,640
2,414	Wabtec Corp.[2]	170,428
		3,188,892

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 6.2%
20,144	Brocade Communications Systems, Inc.[2]	$200,030
5,417	Computer Sciences Corp.	156,064
3,227	Fairchild Semiconductor International, Inc.*	64,733
3,812	Leidos Holdings, Inc.[2]	164,755
5,083	Maxim Integrated Products, Inc.[2]	172,110
2,955	MTS Systems Corp.[2]	162,377
5,771	NetApp, Inc.	143,352
9,242	Rackspace Hosting, Inc.* 2	198,980
3,353	SunEdison Semiconductor Ltd.* 1	22,901
		1,285,302
	UTILITIES – 5.6%
16,605	AES Corp.[2]	162,729
4,783	Empire District Electric Co.[2]	156,500
2,213	Entergy Corp.[2]	159,801
9,555	MDU Resources Group, Inc.[2]	173,996
1,178	National Fuel Gas Co.	53,811
3,597	NiSource, Inc.[2]	77,264
3,052	NRG Energy, Inc.	32,901
4,374	UGI Corp.	161,663
677	Unitil Corp.	26,626
2,317	WGL Holdings, Inc.[2]	157,996
		1,163,287
	TOTAL COMMON STOCKS (Cost $19,682,289)	20,247,585

Principal Amount
	SHORT-TERM INVESTMENTS – 1.7%
$80	Goldman Sachs Financial Square Funds, 0.19%[3]	80
341,514	UMB Money Market Fiduciary, 0.01%[3]	341,514

	TOTAL SHORT-TERM INVESTMENTS (Cost $341,594)	341,594

	TOTAL INVESTMENTS – 99.6% (Cost $20,023,883)	20,589,179

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	Other Assets in Excess of Liabilities – 0.4%	77,825

	TOTAL NET ASSETS – 100.0%	$20,667,004

	SECURITIES SOLD SHORT – 97.7%
	COMMON STOCKS – 97.7%
	BASIC MATERIALS – 2.8%
(3,172)	Albemarle Corp.	$(178,330)
(2,229)	Compass Minerals International, Inc.	(151,215)
(2,018)	FMC Corp.	(75,958)
(4,750)	Southern Copper Corp.	(113,715)
(3,064)	U.S. Silica Holdings, Inc.	(58,798)
		(578,016)
	COMMUNICATIONS – 9.3%
(20,779)	1-800-Flowers.com, Inc. - Class A*	(162,284)
(97)	Alphabet, Inc. - Class A*	(69,570)
(1,695)	Arista Networks, Inc.*	(116,175)
(4,341)	AT&T, Inc.	(160,400)
(1,511)	comScore, Inc.*	(62,178)
(757)	ePlus, Inc.*	(56,843)
(3,281)	EW Scripps Co. - Class A	(56,630)
(1,579)	Facebook, Inc. - Class A*	(168,827)
(9,194)	Intelsat S.A.* 1	(15,814)
(3,464)	Level 3 Communications, Inc.*	(168,177)
(2,594)	Motorola Solutions, Inc.	(190,633)
(3,187)	RingCentral, Inc. - Class A*	(58,959)
(11,544)	Textura Corp.*	(199,134)
(10,556)	Twitter, Inc.*	(191,275)
(3,164)	Verizon Communications, Inc.	(160,510)
(955)	ViaSat, Inc.*	(69,725)
(170)	Walt Disney Co.	(16,238)
		(1,923,372)
	CONSUMER, CYCLICAL – 21.6%
(1,043)	Allegiant Travel Co.	(170,927)
(3,007)	America's Car-Mart, Inc.*	(75,596)
(1,548)	American Airlines Group, Inc.	(63,468)
(1,913)	Beazer Homes USA, Inc.*	(14,003)
(12,383)	Big 5 Sporting Goods Corp.	(169,647)
(3,126)	Burlington Stores, Inc.*	(175,244)
(3,902)	Cabela's, Inc.*	(187,218)
(12,257)	Conn's, Inc.*	(208,001)
(1,199)	Cracker Barrel Old Country Store, Inc.	(177,512)
(1,619)	Deckers Outdoor Corp.*	(91,571)
(4,786)	Del Frisco's Restaurant Group, Inc.*	(73,896)
(1,920)	DineEquity, Inc.	(175,622)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(1,081)	Fiesta Restaurant Group, Inc.*	$(35,803)
(4,851)	Five Below, Inc.*	(186,036)
(3,543)	G-III Apparel Group Ltd.*	(186,893)
(2,500)	Genesco, Inc.*	(164,950)
(4,669)	iRobot Corp.*	(146,327)
(21,112)	J.C. Penney Co., Inc.*	(215,342)
(2,612)	Mattel, Inc.	(84,942)
(5,327)	Meritage Homes Corp.*	(172,968)
(4,990)	Motorcar Parts of America, Inc.*	(172,155)
(13,015)	Noodles & Co.*	(166,982)
(2,709)	Popeyes Louisiana Kitchen, Inc.*	(147,613)
(3,664)	Spirit Airlines, Inc.*	(174,956)
(1,085)	Tesla Motors, Inc.*	(208,244)
(480)	Ulta Salon Cosmetics & Fragrance, Inc.*	(79,291)
(1,213)	Under Armour, Inc. - Class A*	(101,516)
(775)	W.W. Grainger, Inc.	(168,098)
(5,534)	William Lyon Homes - Class A*	(65,633)
(2,715)	Wynn Resorts Ltd.	(223,933)
(8,506)	Zumiez, Inc.*	(175,734)
		(4,460,121)
	CONSUMER, NON-CYCLICAL – 16.6%
(1,427)	Agios Pharmaceuticals, Inc.*	(54,725)
(4,075)	Air Methods Corp.*	(148,045)
(2,342)	Anacor Pharmaceuticals, Inc.*	(149,373)
(4,493)	Brookdale Senior Living, Inc.*	(64,564)
(1,155)	Constellation Brands, Inc. - Class A	(163,352)
(555)	Cooper Cos., Inc.	(79,343)
(2,350)	HCA Holdings, Inc.*	(162,643)
(8,868)	Healthways, Inc.*	(93,380)
(1,741)	Heska Corp.*	(56,687)
(1,652)	Intercept Pharmaceuticals, Inc.*	(184,000)
(1,886)	Intrexon Corp.*	(58,372)
(302)	Intuitive Surgical, Inc.*	(170,044)
(1,326)	Jarden Corp.*	(70,119)
(882)	Kraft Heinz Co.	(67,932)
(1,047)	Lannett Co., Inc.*	(26,342)
(2,905)	Macquarie Infrastructure Corp.	(177,350)
(6,263)	McGrath RentCorp	(154,070)
(798)	McGraw Hill Financial, Inc.	(71,613)
(2,720)	Pacira Pharmaceuticals, Inc.*	(141,467)
(617)	Paylocity Holding Corp.*	(18,276)
(13,863)	PFSweb, Inc.*	(179,110)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(3,875)	Pinnacle Foods, Inc.	$(167,361)
(2,193)	Premier, Inc. - Class A*	(71,316)
(878)	Quest Diagnostics, Inc.	(58,413)
(3,333)	Reynolds American, Inc.	(168,083)
(779)	Sarepta Therapeutics, Inc.*	(10,680)
(1,612)	Stryker Corp.	(161,007)
(19,891)	T2 Biosystems, Inc.*	(158,929)
(9,492)	Tumi Holdings, Inc.*	(187,467)
(1,935)	Vertex Pharmaceuticals, Inc.*	(165,423)
		(3,439,486)
	ENERGY – 5.9%
(6,091)	Antero Resources Corp.*	(139,179)
(3,749)	Atwood Oceanics, Inc.	(25,793)
(6,329)	Cheniere Energy, Inc.*	(226,262)
(899)	Diamondback Energy, Inc.*	(64,054)
(16,312)	EnLink Midstream LLC	(136,531)
(2,455)	First Solar, Inc.*	(176,441)
(2,125)	Geospace Technologies Corp.*	(23,736)
(7,563)	ONEOK, Inc.	(181,512)
(10,027)	Pattern Energy Group, Inc.	(170,259)
(909)	Tesoro Corp.	(73,338)
		(1,217,105)
	FINANCIAL – 18.1%
(5,164)	Acacia Research Corp.	(16,318)
(3,649)	American Campus Communities, Inc. - REIT	(159,717)
(4,107)	Bank of the Ozarks, Inc.	(155,409)
(7,841)	BGC Partners, Inc. - Class A	(67,746)
(3,041)	Brookfield Property Partners LP1	(61,945)
(1,702)	Camden National Corp.	(66,055)
(605)	CME Group, Inc.	(55,321)
(4,111)	Education Realty Trust, Inc. - REIT	(163,001)
(2,678)	EPR Properties - REIT	(166,652)
(5,818)	Equity One, Inc. - REIT	(159,471)
(8,593)	Farmers National Banc Corp.	(73,040)
(3,111)	Greenhill & Co., Inc.	(71,740)
(663)	Intercontinental Exchange, Inc.	(158,099)
(18,308)	iStar, Inc. - REIT*	(154,886)
(6,049)	Kite Realty Group Trust - REIT	(162,839)
(803)	Lakeland Financial Corp.	(34,296)
(1,647)	LTC Properties, Inc. - REIT	(73,193)
(9,378)	MGIC Investment Corp.*	(64,146)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(3,579)	National Retail Properties, Inc. - REIT	$(157,404)
(5,008)	NorthStar Realty Finance Corp. - REIT	(62,550)
(14,117)	PennyMac Mortgage Investment Trust - REIT	(185,780)
(3,498)	Pinnacle Financial Partners, Inc.	(162,202)
(5,806)	Radian Group, Inc.	(62,705)
(2,784)	Realty Income Corp. - REIT	(162,975)
(9,215)	Rouse Properties, Inc. - REIT	(168,082)
(10,997)	Seacoast Banking Corp. of Florida*	(162,976)
(15,264)	Spirit Realty Capital, Inc. - REIT	(163,172)
(10,569)	St. Joe Co.*	(160,754)
(6,891)	Sterling Bancorp	(99,299)
(6,346)	STORE Capital Corp. - REIT	(153,256)
(1,623)	Westamerica Bancorporation	(73,019)
(6,699)	Wilshire Bancorp, Inc.	(65,918)
(1,669)	Yadkin Financial Corp.	(36,134)
		(3,740,100)
	INDUSTRIAL – 14.6%
(3,173)	Aerovironment, Inc.*	(78,944)
(1,231)	American Railcar Industries, Inc.	(50,803)
(7,883)	Briggs & Stratton Corp.	(167,671)
(9,983)	CECO Environmental Corp.	(61,994)
(2,028)	Coherent, Inc.*	(171,569)
(16,577)	Dorian LPG Ltd.* 1	(178,534)
(4,238)	Energizer Holdings, Inc.	(165,028)
(2,976)	Genesee & Wyoming, Inc. - Class A*	(168,799)
(5,824)	Greenbrier Cos., Inc.	(148,221)
(3,622)	Hornbeck Offshore Services, Inc.*	(31,113)
(8,003)	II-VI, Inc.*	(175,666)
(2,024)	Kansas City Southern	(165,381)
(11,568)	Manitowoc Co., Inc.	(183,353)
(2,717)	NN, Inc.	(34,452)
(933)	Norfolk Southern Corp.	(68,268)
(1,871)	Orbital ATK, Inc.	(156,715)
(7,237)	Smith & Wesson Holding Corp.*	(183,530)
(1,482)	Stericycle, Inc.*	(168,844)
(7,840)	Terex Corp.	(175,459)
(309)	TransDigm Group, Inc.*	(65,996)
(1,580)	Trex Co., Inc.*	(68,051)
(3,655)	Universal Display Corp.*	(174,636)
(2,731)	Waste Connections, Inc.	(168,421)
		(3,011,448)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY – 4.9%
(12,378)	Brooks Automation, Inc.	$(120,685)
(2,780)	Computer Programs & Systems, Inc.	(157,515)
(5,530)	Demandware, Inc.*	(191,836)
(5,566)	Micron Technology, Inc.*	(59,167)
(3,163)	ServiceNow, Inc.*	(173,933)
(811)	SPS Commerce, Inc.*	(36,268)
(5,256)	Super Micro Computer, Inc.*	(170,662)
(192)	Ultimate Software Group, Inc.*	(32,978)
(3,031)	Xura, Inc.*	(59,499)
		(1,002,543)
	UTILITIES – 3.9%
(2,256)	Atmos Energy Corp.	(156,589)
(14,861)	Dynegy, Inc.*	(149,799)
(2,402)	Laclede Group, Inc.	(157,379)
(2,659)	NRG Yield, Inc. - Class C	(34,753)
(6,343)	Questar Corp.	(157,116)
(2,774)	WEC Energy Group, Inc.	(156,315)
		(811,951)
	TOTAL COMMON STOCKS (Proceeds $19,584,846)	(20,184,142)

	TOTAL SECURITIES SOLD SHORT (Proceeds $19,584,846)	$(20,184,142)

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.6%
	BASIC MATERIALS – 3.9%
32,286	Neenah Paper, Inc.	$1,955,240
40,011	Stepan Co.	1,987,747
		3,942,987
	COMMUNICATIONS – 4.5%
105,190	Entercom Communications Corp. - Class A*	1,202,322
89,362	Ixia*	1,019,620
5,458	Reis, Inc.	121,004
58,188	ShoreTel, Inc.*	430,009
120,735	XO Group, Inc.*	1,724,096
		4,497,051
	CONSUMER, CYCLICAL – 13.0%
2,868	American Woodmark Corp.*	195,856
31,557	Columbia Sportswear Co.	1,878,273
51,665	Culp, Inc.	1,316,424
65,094	Isle of Capri Casinos, Inc.*	738,817
51,347	Marine Products Corp.	377,400
52,548	Monarch Casino & Resort, Inc.*	1,057,266
48,534	Nautilus, Inc.*	819,739
27,438	PC Connection, Inc.	679,639
57,247	Perry Ellis International, Inc.*	1,057,352
5,053	ScanSource, Inc.*	188,932
83,240	Speedway Motorsports, Inc.	1,516,633
102,269	Stein Mart, Inc.	757,813
73,289	Superior Industries International, Inc.	1,447,458
136,470	West Marine, Inc.*	1,116,324
		13,147,926
	CONSUMER, NON-CYCLICAL – 17.9%
14,836	ABIOMED, Inc.*	1,187,028
87,042	Achillion Pharmaceuticals, Inc.*	643,240
30,067	Bright Horizons Family Solutions, Inc.*	1,905,346
27,658	Genesis Healthcare, Inc.*	49,231
41,484	Hackett Group, Inc.	576,628
21,190	ICU Medical, Inc.*	1,947,361
41,162	INC Research Holdings, Inc. - Class A*	1,633,308
34,177	Inter Parfums, Inc.	865,020
11,386	J&J Snack Foods Corp.	1,261,455
60,133	James River Group Holdings Ltd.[1]	1,757,688
60,609	Kforce, Inc.	966,107
31,887	Korn/Ferry International	906,228
18,367	LHC Group, Inc.*	654,416
37,716	Navigant Consulting, Inc.*	572,529
78,903	Nutraceutical International Corp.*	1,936,280

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
13,655	NuVasive, Inc.*	$570,779
20,870	On Assignment, Inc.*	688,919
		18,121,563
	FINANCIAL – 25.7%
36,156	AMERISAFE, Inc.	1,862,034
56,229	Beneficial Bancorp, Inc.*	719,169
42,092	Blackhawk Network Holdings, Inc.*	1,424,393
142,609	Charter Financial Corp.	1,955,169
18,626	Chemical Financial Corp.	630,118
113,280	Dime Community Bancshares, Inc.	1,929,158
113,941	Donegal Group, Inc. - Class A	1,670,375
18,993	Employers Holdings, Inc.	527,246
6,528	Enterprise Financial Services Corp.	181,022
69,978	Essent Group Ltd.* 1	1,347,077
3,403	Federal Agricultural Mortgage Corp. - Class C	110,427
48,195	First Busey Corp.	913,295
22,659	Great Southern Bancorp, Inc.	851,299
98,530	Green Bancorp, Inc.*	704,490
48,479	Guaranty Bancorp	721,852
176,580	Hallmark Financial Services, Inc.*	1,762,268
32,362	Hilltop Holdings, Inc.*	539,798
45,767	Independent Bank Corp.	674,148
23,690	Infinity Property & Casualty Corp.	1,771,064
54,497	OceanFirst Financial Corp.	925,904
19,049	Preferred Bank/Los Angeles CA	543,849
51,321	Pzena Investment Management, Inc. - Class A	320,243
6,100	Republic Bancorp, Inc. - Class A	156,221
38,868	Selective Insurance Group, Inc.	1,305,188
97,845	Sierra Bancorp	1,836,551
26,721	Sun Bancorp, Inc.*	555,262
		25,937,620
	INDUSTRIAL – 12.5%
82,784	Air Transport Services Group, Inc.*	956,155
196,195	AVX Corp.	2,303,329
14,337	Coherent, Inc.*	1,212,910
46,082	CTS Corp.	666,346
39,487	ESCO Technologies, Inc.	1,409,291
31,025	Fabrinet* 1	885,764
4,853	HEICO Corp.	279,096
29,419	II-VI, Inc.*	645,747
36,938	John Bean Technologies Corp.	1,942,939
88,069	Mistras Group, Inc.*	1,889,961

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
6,244	Universal Forest Products, Inc.	$479,040
		12,670,578
	TECHNOLOGY – 10.9%
47,974	Brooks Automation, Inc.	467,746
13,435	CACI International, Inc. - Class A*	1,298,090
66,496	Cohu, Inc.	758,719
437	Cvent, Inc.*	8,535
19,231	Datalink Corp.*	137,694
41,492	Digi International, Inc.*	352,267
198,267	EMCORE Corp.*	1,056,763
26,270	Manhattan Associates, Inc.*	1,451,680
27,290	Mercury Systems, Inc.*	445,919
74,171	Progress Software Corp.*	1,870,593
57,377	RealPage, Inc.*	1,150,409
64,458	Sykes Enterprises, Inc.*	1,964,035
		10,962,450
	UTILITIES – 8.2%
41,536	Chesapeake Utilities Corp.	2,587,693
50,570	Connecticut Water Service, Inc.	2,108,263
12,733	IDACORP, Inc.	903,534
8,909	MGE Energy, Inc.	432,443
40,434	Middlesex Water Co.	1,132,960
29,312	Unitil Corp.	1,152,841
		8,317,734
	TOTAL COMMON STOCKS (Cost $100,289,732)	97,597,909

Principal Amount

	SHORT-TERM INVESTMENTS – 3.6%
$3,598,779	UMB Money Market Fiduciary, 0.01%[2]	3,598,779

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,598,779)	3,598,779

	TOTAL INVESTMENTS – 100.2% (Cost $103,888,511)	101,196,688
	Liabilities in Excess of Other Assets – (0.2)%	(239,097)

	TOTAL NET ASSETS – 100.0%	$100,957,591

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	BASIC MATERIALS – 4.5%
8,386	Dow Chemical Co.	$407,643
3,367	EI du Pont de Nemours & Co.	204,949
9,377	Steel Dynamics, Inc.	170,568
		783,160
	COMMUNICATIONS – 8.5%
15,485	AT&T, Inc.	572,171
12,712	Cisco Systems, Inc.	332,800
6,372	Thomson Reuters Corp.[1]	233,215
6,702	Verizon Communications, Inc.	339,993
		1,478,179
	CONSUMER, CYCLICAL – 5.3%
7,198	General Motors Co.	211,909
3,533	Home Depot, Inc.	438,516
4,193	Wal-Mart Stores, Inc.	278,164
		928,589
	CONSUMER, NON-CYCLICAL – 22.2%
5,382	Abbott Laboratories	208,499
5,382	AbbVie, Inc.	293,911
5,382	Altria Group, Inc.	331,370
2,014	Eli Lilly & Co.	145,008
4,688	Johnson & Johnson	493,224
4,193	KAR Auction Services, Inc.	148,474
2,872	Kimberly-Clark Corp.	374,221
10,037	Merck & Co., Inc.	503,958
16,740	Pfizer, Inc.	496,676
4,358	Philip Morris International, Inc.	396,709
6,042	Procter & Gamble Co.	485,112
		3,877,162
	ENERGY – 6.1%
282	California Resources Corp.	158
3,367	Chevron Corp.	280,943
4,853	Exxon Mobil Corp.	388,968
3,367	Occidental Petroleum Corp.	231,717
2,179	Schlumberger Ltd.[1]	156,278
		1,058,064
	FINANCIAL – 27.1%
4,193	Aflac, Inc.	249,567
3,863	American Financial Group, Inc.	259,130
3,202	Ameriprise Financial, Inc.	268,808
4,853	Arthur J. Gallagher & Co.	193,392
858	BlackRock, Inc.	267,662

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
3,698	CME Group, Inc.	$338,145
10,401	Fifth Third Bancorp	158,719
4,523	HCP, Inc. - REIT	133,790
7,033	Invesco Ltd.[1]	188,062
9,542	JPMorgan Chase & Co.	537,215
5,877	Liberty Property Trust - REIT	169,728
5,018	Marsh & McLennan Cos., Inc.	286,277
4,358	MetLife, Inc.	172,402
2,014	PNC Financial Services Group, Inc.	163,758
7,891	Prologis, Inc. - REIT	303,488
4,028	Prudential Financial, Inc.	266,211
7,033	U.S. Bancorp	270,911
10,731	Wells Fargo & Co.	503,499
		4,730,764
	INDUSTRIAL – 10.7%
5,448	Eaton Corp. PLC[1]	308,956
2,872	Emerson Electric Co.	140,240
2,014	General Dynamics Corp.	274,448
17,731	General Electric Co.	516,681
2,179	Lockheed Martin Corp.	470,206
2,014	Union Pacific Corp.	158,824
		1,869,355
	TECHNOLOGY – 7.9%
3,863	Fidelity National Information Services, Inc.	225,020
19,481	HP, Inc.	208,252
9,872	Intel Corp.	292,112
8,221	Microsoft Corp.	418,285
4,589	QUALCOMM, Inc.	233,075
		1,376,744
	UTILITIES – 3.7%
4,193	American Electric Power Co., Inc.	258,918
2,509	Atmos Energy Corp.	174,150
6,273	FirstEnergy Corp.	209,957
		643,025
	TOTAL COMMON STOCKS (Cost $17,041,368)	16,745,042

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 12.3%
$2,150,352	UMB Money Market Fiduciary, 0.01%[2]	$2,150,352

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,150,352)	2,150,352

	TOTAL INVESTMENTS – 108.3% (Cost $19,191,720)	18,895,394
	Liabilities in Excess of Other Assets – (8.3)%	(1,451,529)

	TOTAL NET ASSETS – 100.0%	$17,443,865

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$41,554,530	$20,029,006	$103,933,732	$19,194,968

Gross unrealized appreciation	$6,210,117	$1,472,137	$4,806,554	$563,742
Gross unrealized depreciation	(2,018,420)	(911,964)	(7,543,598)	(863,316)
Net unrealized appreciation (depreciation) on investments	$4,191,697	$560,173	$(2,737,044)	$(299,574)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2016, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$45,565,069	$-	$-	$45,565,069
Short-Term Investments	181,158	-	-	181,158
Total Investments	$45,746,227	$-	$-	$45,746,227

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$20,247,585	$-	$-	$20,247,585
Short-Term Investments	341,594	-	-	341,594
Total Assets	$20,589,179	$-	$-	$20,589,179

Liabilities
Securities Sold Short
Common Stocks[1]	$(20,184,142)	$-	$-	$(20,184,142)
Total Liabilities	$(20,184,142)	$-	$-	$(20,184,142)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$97,597,909	$-	$-	$97,597,909
Short-Term Investments	3,598,779	-	-	3,598,779
Total Investments	$101,196,688	$-	$-	$101,196,688

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$16,745,042	$-	$-	$16,745,042
Short-Term Investments	2,150,352	-	-	2,150,352
Total Investments	$18,895,394	$-	$-	$18,895,394

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/29/16